MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED            Two World Trade Center,
MUNICIPAL INCOME TRUST                                  New York, New York 10048
LETTER TO THE SHAREHOLDERS April 30, 2001

DEAR SHAREHOLDER:

During the six-month period ended April 30, 2001, the U.S. economy began to show signs of a slowdown as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined. Earlier fears about inflation were replaced with concerns over weakening asset prices. The change in market psychology was reinforced last December when comments by Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. These comments sparked a strong year-end rally in the fixed-income markets that lowered interest rates across the yield curve. Between January and April 2001, the Fed followed through by lowering the federal funds rate in four 50-basis-point moves from
6.50 to 4.50 percent. Subsequent to the end of the reporting period, on May 15, 2001, the Federal Reserve lowered rates an additional 50 basis points.


MUNICIPAL MARKET CONDITIONS

The yield of the long-term insured municipal bond index stabilized near 5.25 percent during the first three months of 2001. This level was nearly 75 basis points lower than a year ago. However, yields rose in April when economic data proved more favorable than expected. The index closed the month at a yield of
5.45 percent. As the Federal Reserve began to ease monetary policy, the yield pickup for extending tax-exempt maturities from one to 30 years jumped from 150 to 240 basis points. The California electric crisis has adversely affected California municipal bond yields. Whereas yields on California bonds were substantially lower than national levels six months ago, they were at or above national levels by the end of April.

Historically, the ratios of municipal yields as a percentage of Treasury yields have been used to track the relationship between the two markets. The ratio of 30-year insured municipals to Treasuries declined slightly, to

MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST LETTER TO THE SHAREHOLDERS April 30, 2001, continued

95 percent, during the first half of the fiscal year. Over the past three years this ratio has ranged between 86 and 100 percent.

Lower interest rates have led to a resurgence in new-issue supply. During the first four months of 2001, new-issue volume increased 36 percent, to $77 million. For all of calendar year 2000 total new-issue volume was $200 billion. California new-issue underwriting represented 12 percent of national volume.


                         30-YEAR BOND YIELDS 1995-2001


            Date          AAA Ins        Tsy         % Relationship
            ----          -------        ---         --------------
          12/30/94         6.75          7.88             85.66%
          01/31/95         6.40          7.70             83.12%
          02/28/95         6.15          7.44             82.66%
          03/31/95         6.15          7.43             82.77%
          04/28/95         6.20          7.34             84.47%
          05/31/95         5.80          6.66             87.09%
          06/30/95         6.10          6.62             92.15%
          07/31/95         6.10          6.86             88.92%
          08/31/95         6.00          6.66             90.09%
          09/29/95         5.95          6.48             91.82%
          10/31/95         5.75          6.33             90.84%
          11/30/95         5.50          6.14             89.58%
          12/29/95         5.35          5.94             90.07%
          01/31/96         5.40          6.03             89.55%
          02/29/96         5.60          6.46             86.69%
          03/29/96         5.85          6.66             87.84%
          04/30/96         5.95          6.89             86.36%
          05/31/96         6.05          6.99             86.55%
          06/28/96         5.90          6.89             85.63%
          07/31/96         5.85          6.97             83.93%
          08/30/96         5.90          7.11             82.98%
          09/30/96         5.70          6.93             82.25%
          10/31/96         5.65          6.64             85.09%
          11/29/96         5.50          6.35             86.61%
          12/31/96         5.60          6.63             84.46%
          01/31/97         5.70          6.79             83.95%
          02/28/97         5.65          6.80             83.09%
          03/31/97         5.90          7.10             83.10%
          04/30/97         5.75          6.94             82.85%
          05/30/97         5.65          6.91             81.77%
          06/30/97         5.60          6.78             82.60%
          07/30/97         5.30          6.30             84.13%
          08/31/97         5.50          6.61             83.21%
          09/30/97         5.40          6.40             84.38%
          10/31/97         5.35          6.15             86.99%
          11/30/97         5.30          6.05             87.60%
          12/31/97         5.15          5.92             86.99%
          01/31/98         5.15          5.80             88.79%
          02/28/98         5.20          5.92             87.84%
          03/31/98         5.25          5.93             88.53%
          04/30/98         5.35          5.95             89.92%
          05/29/98         5.20          5.80             89.66%
          06/30/98         5.20          5.65             92.04%
          07/31/98         5.18          5.71             90.72%
          08/31/98         5.03          5.27             95.45%
          09/30/98         4.95          5.00             99.00%
          10/31/98         5.05          5.16             97.87%
          11/30/98         5.00          5.06             98.81%
          12/31/98         5.05          5.10             99.02%
          01/31/99         5.00          5.09             98.23%
          02/28/99         5.10          5.58             91.40%
          03/31/99         5.15          5.63             91.47%
          04/30/99         5.20          5.66             91.87%
          05/31/99         5.30          5.83             90.91%
          06/30/99         5.47          5.96             91.78%
          07/31/99         5.55          6.10             90.98%
          08/31/99         5.75          6.06             94.88%
          09/30/99         5.85          6.05             96.69%
          10/31/99         6.03          6.16             97.89%
          11/30/99         6.00          6.29             95.39%
          12/31/99         5.97          6.48             92.13%
          01/31/00         6.18          6.49             95.22%
          02/29/00         6.04          6.14             98.37%
          03/31/00         5.82          5.83             99.83%
          04/30/00         5.91          5.96             99.16%
          05/31/00         5.91          6.01             98.34%
          06/30/00         5.84          5.90             98.98%
          07/31/00         5.73          5.78             99.13%
          08/31/00         5.62          5.67             99.12%
          09/30/00         5.74          5.89             97.45%
          10/31/00         5.65          5.79             97.58%
          11/30/00         5.55          5.61             98.93%
          12/31/00         5.27          5.46             96.52%
          01/31/01         5.30          5.50             96.36%
          02/28/01         5.27          5.31             99.25%
          03/31/01         5.26          5.44             96.69%
          04/30/01         5.45          5.79             94.13%

SOURCE: MUNICIPAL MARKET DATA - A DIVISION OF THOMSON FINANCIAL MUNICIPAL GROUP AND BLOOMBERG L.P.


PERFORMANCE

During the six-month period ended April 30, 2001, the net asset value (NAV) of Morgan Stanley Dean Witter California Insured Municipal Income Trust (IIC) increased from $14.28 to $14.42 per share. Based on this change, plus reinvestment of tax-free dividends totaling $0.39 per share, the Trust's total NAV return was 3.77 percent. IIC's value on the New York Stock Exchange (NYSE) increased from $13.25 to

MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST LETTER TO THE SHAREHOLDERS April 30, 2001, continued


$13.69 per share during this period. Based on this change plus reinvestment of distributions, IIC's total market return was 6.17 percent. As of April 30, 2001, IIC's share price was at a 5.06 percent discount to its NAV.

Monthly dividends for the second quarter of 2001, declared in March, were unchanged at $0.065 per share. The Trust's level of undistributed net investment income was $0.066 per share on April 30, 2001, versus $0.090 per share six months earlier.


PORTFOLIO STRUCTURE

The Trust's net assets of $241.8 million were diversified among 9 long-term sectors and 43 credits. Issues in the refunded bond category comprised 9 percent of net assets. These bonds have been refinanced and will be redeemed on the dates shown in the portfolio. At the end of April, the portfolio's average maturity was 19 years. Average duration, a measure of sensitivity to interest-rate changes, was 5.1 years. The accompanying charts provide current information on the portfolio's credit enhancements, maturity distribution and sector concentrations. Optional redemption provisions are also shown by year of the call and their respective cost (book) yields.


THE IMPACT OF LEVERAGING

As discussed in previous shareholder reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period, ARPS leverage contributed approximately $0.02 per share to common share earnings. The Trust's four ARPS series totaling $65 million represented 27 percent of net assets. Yields on the Trust's two weekly ARPS series ranged between 2.10 and 5.05 percent. Yields on the two series with annual auctions maturing in July 2001 and September 2001 were 4.38 and 4.00 percent, respectively. In comparison, the yield on 1-year municipal notes has fallen from 4.19 percent in October 2000 to 3.08 percent at the end of April.

MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST LETTER TO THE SHAREHOLDERS April 30, 2001, continued


LOOKING AHEAD

The slower pace of economic growth and the Federal Reserve Board's shift to an easing bias in its monetary policy should create a favorable backdrop for fixed-income investments. In this environment, tax-free income and relative attractiveness versus Treasuries continue to offer good long-term value to municipal investors.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.

We appreciate your ongoing support of Morgan Stanley Dean Witter California Insured Municipal Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,



/s/ Charles A. Fiumefreddo                   /s/ Mitchell M. Merin
-----------------------------------          -----------------------------------
CHARLES A. FIUMEFREDDO                       MITCHELL M. MERIN
Chairman of the Board                        President

MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST LETTER TO THE SHAREHOLDERS April 30, 2001, continued


[GRAPHIC OMITTED]

LARGEST SECTORS AS OF APRIL 30, 2001
(% OF NET ASSETS)

Water & Sewer                 21%
Tax Allocation                15%
Public Facilities             13%
Transportation                12%
General Obligation            10%
Electric                       9%
Refunded                       9%
Hospital                       7%


PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[GRAPHIC OMITTED]

CREDIT ENHANCEMENTS AS OF APRIL 30, 2001
(% OF TOTAL LONG-TERM PORTFOLIO)

MBIA                          48%
Ambac                         23%
FGIC                          22%
FSA                            6%
U.S. GOV'T BACKED              1%


PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[GRAPHIC OMITTED]

                            DISTRIBUTION BY MATURITY
                               (% OF NET ASSETS)

                                                            --------------------
                                                             WEIGHTED AVERAGE
                                                             MATURITY: 19 YEARS
                                                            --------------------

     1.2%          2.2%        0.0%          48.9%         43.3%         2.8%
--------------------------------------------------------------------------------
 UNDER 1 YEAR   1-5 YEARS   5-10 YEARS    10-20 YEARS   20-30 YEARS   30+ YEARS


PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST LETTER TO THE SHAREHOLDERS April 30, 2001, continued


[GRAPHIC OMITTED]

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                 APRIL 30, 2001

                   ---------------------------
                        WEIGHTED AVERAGE
                    CALL PROTECTION: 4 YEARS
                   ---------------------------

              BONDS CALLABLE

  2001                             2%
  2002                            17%
  2003                            55%
  2004                             4%
  2005                             1%
  2006                             1%
  2007                             2%
  2008                             4%
  2009                             1%
  2010                             8%
  2011+                            5%


[GRAPHIC OMITTED]

           YEARS BONDS CALLABLE

                      --------------------
                        WEIGHTED AVERAGE
                        BOOK YIELD: 5.7%
                      --------------------

           COST (BOOK) YIELD*


  2001                          5.0%
  2002                          5.7%
  2003                          5.9%
  2004                          5.2%
  2005                          5.9%
  2006                          6.1%
  2007                          5.5%
  2008                          5.4%
  2009                          5.0%
  2010                          5.5%
  2011+                         5.4%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE TRUST OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 5.0% ON 2% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2001.

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                                 COUPON          MATURITY
 THOUSANDS                                                                                  RATE             DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (97.2%)
            General Obligation (9.9%)
            California,
$   8,000    Various Purpose Dtd 04/01/93 (FSA) .........................................   5.50%          04/01/19   $  8,080,880
    4,000    Veterans Ser BD, BE & BF (AMT) (Ambac) .....................................   6.375          02/01/27      4,002,400
    1,000    Refg Dtd 10/01/98 Refg (MBIA) ..............................................   4.50           10/01/28        845,750
    2,000    Dtd 09/01/00 (FGIC) ........................................................   5.25           09/01/30      1,955,920
            Industry,
    3,000    Refg Issue of 1993 (MBIA) ..................................................   5.50           07/01/13      3,075,150
    3,000    Refg Issue of 1993 (MBIA) ..................................................   5.50           07/01/16      3,069,690
    3,000   San Diego Unified School District, 1998 Ser B (MBIA) ........................   5.00           07/01/25      2,854,410
---------                                                                                                             ------------
   24,000                                                                                                               23,884,200
---------                                                                                                             ------------
            Electric Revenue (9.1%)
    4,000   Los Angeles Department of Water & Power, 2001 Ser A (FSA) ...................   5.25           07/01/21      3,965,320
    8,000   M-S-R Public Power Agency, San Juan Refg Ser F (Ambac) ......................   6.00           07/01/20      8,416,480
            Sacramento Municipal Utility District,
    4,000    Refg 1993 Ser D (MBIA) .....................................................   6.97++         11/15/15      4,390,000
    4,000    Refg 1994 Ser I (MBIA) .....................................................   6.00           01/01/24      4,144,240
    1,080   Puerto Rico Electric Power Authority, Power Ser GG (FSA) ....................   4.75           07/01/21      1,005,610
---------                                                                                                             ------------
   21,080                                                                                                               21,921,650
---------                                                                                                             ------------
            Hospital Revenue (6.8%)
    4,150   Bakersfield, Adventist Health West Ser 1993 (MBIA) ..........................   5.50           03/01/19      4,189,591
            California Health Facilities Financing Authority,
    3,000    Cedars-Sinai Medical Center Ser 1997 A (MBIA) ..............................   5.25           08/01/27      2,930,400
    3,000    Children's Hospital-San Diego Ser 1993 (MBIA) ..............................   5.75           07/01/23      3,058,650
    4,000   California Statewide Communities Development Authority, Sharp Health Care
             COPs (MBIA) ................................................................   6.00           08/15/24      4,170,400
    2,000   Marysville, Fremont-Rideout Health Refg Ser 1993 A (Ambac) ..................   5.55           01/01/13      2,063,800
---------                                                                                                             ------------
   16,150                                                                                                               16,412,841
---------                                                                                                             ------------
            Mortgage Revenue - Single Family (1.3%)
    3,000   California Housing Financing Agency, Home 1996 Ser E (AMT) (MBIA) ...........   6.05           08/01/15      3,151,380
---------                                                                                                             ------------
            Public Facilities Revenue (13.3%)
   10,000   Alameda County, Santa Rita Jail 1993 Refg COPs (MBIA) .......................   5.70           12/01/14     10,545,700
    7,000   Beverly Hills Public Financing Authority, 1993 Refg Ser A (MBIA) ............   6.52++         06/01/15      7,525,000
    9,000   California Public Works Board, Corrections Refg 1993 Ser B (MBIA) ...........   5.50           12/01/12      9,286,020
    5,000   Modesto, Community Center Refg 1993 Ser A COPs (Ambac) ......................   5.00           11/01/23      4,816,900
---------                                                                                                             ------------
   31,000                                                                                                               32,173,620
---------                                                                                                             ------------
            Tax Allocation Revenue (14.7%)
    7,000   Long Beach Financing Authority, Ser 1992 (Ambac) ............................   5.50           11/01/22      7,026,950
    5,000   Orange Redevelopment Agency, Southwest Refg Issue of 1993 A (Ambac) .........   5.70           10/01/23      5,112,750
    6,000   Port Hueneme Redevelopment Agency, Central Community 1993 Refg (Ambac).......   5.50           05/01/23      6,051,360
    5,000   Poway Redevelopment Agency, Paguay Sub Refg Ser 1993 (FGIC) .................   5.50           12/15/23      5,048,350
    3,000   Riverside Redevelopment Agency, Merged Refg 1993 Ser A (MBIA) ...............   5.625          08/01/23      3,031,170


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                    COUPON       MATURITY
 THOUSANDS                                                                                     RATE          DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$   5,000   Santa Clara Redevelopment Agency, Bayshore North 1992 Refg (Ambac) ............    5.75%         07/01/14   $  5,145,150
    4,000   Simi Valley Public Financing Authority, 1993 Refg (MBIA) ......................    5.50          09/01/15      4,064,160
---------                                                                                                               ------------
   35,000                                                                                                                 35,479,890
---------                                                                                                               ------------
            Transportation Facilities Revenue (12.1%)
    1,000   Alameda Corridor Transportation Authority, Sr Lien Ser 1999 A (MBIA) ..........    5.25          10/01/21        995,000
    2,000   Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1999 (MBIA).....    5.125         01/15/19      1,978,060
            Los Angeles County Metropolitan Transportation Authority,
    6,000    Sales Tax Refg Ser 1993 A (MBIA) .............................................    5.625         07/01/18      6,107,520
    5,000    Sales Tax Ser 2000 A (FGIC) ..................................................    5.25          07/01/30      4,897,250
    3,000   Port of Oakland, 2000 Ser K (AMT) (FGIC) ......................................    5.875         11/01/17      3,168,180
    3,000   San Francisco Airports Commission, San Francisco Int'l Airport
             Second Ser Refg Issue 2 (MBIA) ...............................................    6.75          05/01/20      3,228,390
            San Francisco Bay Area Rapid Transit District,
    1,255    Sales Tax Ser 1995 (FGIC) ....................................................    5.50          07/01/20      1,269,508
    1,000    Sales Tax Ser 1998 (Ambac) ...................................................    4.75          07/01/23        915,290
    5,000    Sales Tax Ser 1998 (Ambac) ...................................................    5.00          07/01/28      4,729,950
    2,000   San Joaquin Hills Transportation Corridor Agency, Toll Road Refg
             Ser 1997 A (MBIA) ............................................................    5.25          01/15/30      1,950,620
---------                                                                                                               ------------
   29,255                                                                                                                 29,239,768
---------                                                                                                               ------------
            Water & Sewer Revenue (21.3%)
   10,000   California Department of Water Resources, Central Valley Ser L
             (Secondary MBIA) .............................................................    5.75          12/01/19     10,206,800
    4,000   East Bay Municipal Utility District, Water Ser 1998 (MBIA) ....................    4.75          06/01/34      3,565,520
    5,000   Eastern Municipal Water District, Ser 1993 A COPs (FGIC) ......................    5.25          07/01/23      4,941,550
   10,000   Los Angeles, Wastewater Refg Ser 1993 A (MBIA) ................................    5.80          06/01/21     10,227,399
    3,000   Oceanside, Water 1993 Refg COPs (Ambac) .......................................    5.70          08/01/14      3,105,060
    3,500   Redding Joint Powers Financing Authority, Wastewater Refg 1992 Ser A
             (FGIC) .......................................................................    6.00          12/01/11      3,694,565
    3,000   Sacramento Financing Authority, Water & Capital Improvement 2001 Ser A
             (Ambac) ......................................................................    5.00          12/01/26      2,846,430
    5,000   Santa Maria, Local Water & Refg Ser 1993 COPs (FGIC) ..........................    5.50          08/01/21      5,039,450
    8,000   South County Regional Wastewater Authority, Morgan Hill Ser 1992 B (FGIC)......    5.50          08/01/22      8,053,600
---------                                                                                                               ------------
   51,500                                                                                                                 51,680,374
---------                                                                                                               ------------
            Refunded (8.7%)
   12,000   Southern California Public Power Authority, Power 1993 Sub Refg Ser A
             (FGIC) (ETM) .................................................................    5.45          07/01/17     12,432,840
    3,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) ..............    5.50          10/01/32      3,080,070
    5,000   Puerto Rico Telephone Authority, Refg Ser M (MBIA) ............................    7.067++       01/01/03+     5,418,750
---------                                                                                                               ------------
   20,000                                                                                                                 20,931,660
---------                                                                                                               ------------
  230,985   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Cost $227,423,504) ......................................       234,875,383
---------                                                                                                               ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                          COUPON        MATURITY
 THOUSANDS                                                                           RATE           DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------
             CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS (1.2%)
$   2,600    California Health Facilities Financing Authority, Adventist Health
              System/West 1998 Ser B (MBIA) (Demand 05/01/01) .................      4.30*%       09/01/28     $  2,600,000
      200    Irvine Ranch Water District, Ser A (Demand 05/01/01) .............      4.20*        05/01/09          200,000
      200    Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992
              (Demand 05/01/01) ...............................................      4.20*        10/01/22          200,000
---------                                                                                                      ------------
    3,000    TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS (Cost $3,000,000)................       3,000,000
---------                                                                                                      ------------
$ 233,985    TOTAL INVESTMENTS (Cost $230,423,504) (a).......................................         98.4%     237,875,383
=========
             OTHER ASSETS IN EXCESS OF LIABILITIES ..........................................          1.6        3,964,414
                                                                                                               ------------
             NET ASSETS .....................................................................        100.0%    $241,839,797
                                                                                                               ============

---------------
AMT    Alternative Minimum Tax.
COPs   Certificates of Participation.
ETM    Escrowed to maturity.
 +     Prerefunded to maturity.
 ++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term security changes.
 *     Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,864,389 and the aggregate gross unrealized depreciation is $412,510, resulting in net unrealized appreciation of $7,451,879.

Bond Insurance:
---------------
Ambac  Ambac Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (unaudited)

ASSETS:
Investments in securities, at value
  (cost $230,423,504) .....................................................    $237,875,383
Cash ......................................................................          18,752
Interest receivable .......................................................       4,195,831
Prepaid expenses ..........................................................          91,865
                                                                               ------------
   TOTAL ASSETS ...........................................................     242,181,831
                                                                               ------------
LIABILITIES:
Payable for:
   Dividends to preferred shareholders ....................................         153,668
   Investment management fee ..............................................          72,691
   Common shares of beneficial interest repurchased .......................          28,714
Accrued expenses ..........................................................          86,961
                                                                               ------------
   TOTAL LIABILITIES ......................................................         342,034
                                                                               ------------
   NET ASSETS .............................................................    $241,839,797
                                                                               ============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares authorized of
  non-participating $.01 par value, 1,300 shares outstanding) .............    $ 65,000,000
                                                                               ------------
Common shares of beneficial interest (unlimited shares authorized of
  $.01 par value, 12,265,162 shares outstanding) ..........................     173,578,632
Net unrealized appreciation ...............................................       7,451,879
Accumulated undistributed net investment income ...........................         815,510
Accumulated net realized loss .............................................      (5,006,224)
                                                                               ------------
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ...........................     176,839,797
                                                                               ------------
   TOTAL NET ASSETS .......................................................    $241,839,797
                                                                               ============
NET ASSET VALUE PER COMMON SHARE
  ($176,839,797 divided by 12,265,162 common shares outstanding) ..........          $14.42
                                                                                     ======



                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ...............................    $6,471,643
                                                   ----------
EXPENSES
Investment management fee .....................       424,935
Auction commission fees .......................       108,493
Transfer agent fees and expenses ..............        33,981
Professional fees .............................        32,492
Auction agent fees ............................        16,338
Registration fees .............................        14,432
Shareholder reports and notices ...............        12,699
Trustees' fees and expenses ...................         9,307
Custodian fees ................................         5,826
Other .........................................        17,005
                                                   ----------
   TOTAL EXPENSES .............................       675,508

Less: expense offset ..........................        (5,823)
                                                   ----------
   NET EXPENSES ...............................       669,685
                                                   ----------
   NET INVESTMENT INCOME ......................     5,801,958
                                                   ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .............................       182,832
Net change in unrealized appreciation .........     1,794,064
                                                   ----------
   NET GAIN ...................................     1,976,896
                                                   ----------
NET INCREASE ..................................    $7,778,854
                                                   ==========


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE SIX        FOR THE YEAR
                                                                 MONTHS ENDED           ENDED
                                                                APRIL 30, 2001     OCTOBER 31, 2000
---------------------------------------------------------------------------------------------------
                                                                 (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ......................................    $  5,801,958        $ 11,825,302
Net realized gain ..........................................         182,832             110,362
Net change in unrealized appreciation/depreciation .........       1,794,064           9,328,110
                                                                ------------        ------------
   NET INCREASE ............................................       7,778,854          21,263,774
                                                                ------------        ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Preferred ..................................................      (1,308,198)         (2,453,621)
Common .....................................................      (4,790,294)         (9,725,547)
                                                                ------------        ------------
   TOTAL DIVIDENDS .........................................      (6,098,492)        (12,179,168)
                                                                ------------        ------------
Decrease from transactions in common shares of
  beneficial interest ......................................        (521,498)         (4,868,994)
                                                                ------------        ------------
   NET INCREASE ............................................       1,158,864           4,215,612
NET ASSETS:
Beginning of period ........................................     240,680,933         236,465,321
                                                                ------------        ------------
   END OF PERIOD
   (Including undistributed net investment income of
   $815,510 and $1,112,044, respectively) ..................    $241,839,797        $240,680,933
                                                                ============        ============


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter California Insured Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from both federal and California income taxes. The Trust was organized as a Massachusetts business trust on November 2, 1992 and commenced operations on February 26, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued


which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.


3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2001 aggregated $23,003,250 and $11,100,329, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2001, the Trust had transfer agent fees and expenses payable of approximately $3,500.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,525. At April 30, 2001, the Trust had an accrued pension liability of $40,543 which is included in accrued expenses in the Statement of Assets and Liabilities.


4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 4 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to

MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued

the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.



                         AMOUNT IN                                     RANGE OF
 SERIES     SHARES*     THOUSANDS*       RATE*      RESET DATE     DIVIDEND RATES**
--------   ---------   ------------   ----------   ------------   -----------------
    1        200          $10,000         3.73%     05/07/01      3.00% - 5.05%
    2        400           20,000         4.00      09/10/01      4.00
    3        500           25,000         4.38      07/09/01      4.38
    4        200           10,000         3.71      05/07/01      2.10  - 5.05

---------------
*      As of April 30, 2001.
**    For the six months ended April 30, 2001.

Subsequent to April 30, 2001 and up through June 8, 2001, the Trust paid dividends to each of the Series 1 through 4 at rates ranging from 2.30% to 4.38% in the aggregate amount of $372,300.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.


5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                                               CAPITAL
                                                                                                               PAID IN
                                                                                                              EXCESS OF
                                                                                SHARES        PAR VALUE       PAR VALUE
                                                                              ----------     -----------    ------------
Balance, October 31, 1999 ...............................................     12,691,513      $126,915      $178,842,209
Treasury shares purchased and retired (weighted average discount 8.06%)*        (388,051)       (3,881)       (4,865,113)
                                                                              ----------      --------      ------------
Balance, October 31, 2000 ...............................................     12,303,462       123,034       173,977,096
Treasury shares purchased and retired (weighted average discount 5.71%)*         (38,300)         (383)         (521,115)
                                                                              ----------      --------      ------------
Balance, April 30, 2001 .................................................     12,265,162      $122,651      $173,455,981
                                                                              ==========      ========      ============

---------------
*    The Trustees have voted to retire the shares purchased.

MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued


6. FEDERAL INCOME TAX STATUS

At October 31, 2000, the Trust had a net capital loss carryover of approximately $5,189,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 in the following years:

       AMOUNT IN THOUSANDS
---------------------------------
   2002         2003        2004
----------   ----------   -------
  $2,972       $1,938      $279
  ======       ======      ====

7. DIVIDENDS TO COMMON SHAREHOLDERS

On March 27, 2001, the Trust declared the following dividends from net investment income:



    AMOUNT
  PER SHARE        RECORD DATE        PAYABLE DATE
  ---------        -----------        ------------
$  0.065          May 4, 2001        May 18, 2001
$  0.065         June 8, 2001       June 22, 2001


8. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.


9. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2001, the Trust held positions in residual interest bonds having a total value of $17,333,750, which represents 7.2% of the Trust's net assets.

MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:



                                                  FOR THE SIX                       FOR THE YEAR ENDED OCTOBER 31,*
                                                 MONTHS ENDED     ------------------------------------------------------------------
                                                APRIL 30, 2001*      2000          1999           1998           1997       1996
------------------------------------------------------------------------------------------------------------------------------------
                                                 (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period .........    $14.28            $13.51        $15.00         $ 14.27        $13.55      $13.40
                                                  ------            ------        ------         -------        ------      ------
Income (loss) from investment operations:
 Net investment income .......................      0.48              0.95          0.94            0.94          0.94        0.93
 Net realized and unrealized gain (loss) .....      0.16              0.77         (1.52)           0.72          0.68        0.05
                                                  ------            ------        ------         -------         ------      ------
Total income (loss) from investment
 operations ..................................      0.64              1.72         (0.58)           1.66          1.62        0.98
                                                  ------            ------        ------         -------         ------      ------
Less dividends from:
 Net investment income .......................     (0.39)            (0.78)        (0.75)          (0.75)        (0.75)      (0.72)
 Common share equivalent of dividends
  paid to preferred shareholders .............     (0.11)            (0.20)        (0.17)          (0.19)        (0.18)      (0.17)
                                                  ------            ------        ------         -------         ------      ------
Total dividends ..............................     (0.50)            (0.98)        (0.92)          (0.94)        (0.93)      (0.89)
                                                  ------            ------        ------         -------         ------      ------
Anti-dilutive effect of acquiring treasury
 shares ......................................      0.00              0.03          0.01            0.01          0.03        0.06
                                                  ------            ------        ------         -------         ------      ------
Net asset value, end of period ...............    $14.42            $14.28        $13.51         $ 15.00       $ 14.27      $13.55
                                                  ======            ======        ======         =======       =======      ======
Market value, end of period ..................    $13.69            $13.25        $12.50         $14.438       $13.375      $12.00
                                                  ======            ======        ======         =======       =======      ======
TOTAL RETURN+ ................................      6.17%(1)         12.61%        (8.69)%         13.88%        18.22%       8.54%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:
Total expenses ...............................      0.76%(2)(3)       0.77%(3)      0.75 %(3)       0.74%(3)      0.74%       0.76%
Net investment income before preferred stock
 dividends ...................................      6.51%(2)          6.85%         6.41 %          6.39%         6.85%       6.93%
Preferred stock dividends ....................      1.47%(2)          1.42%         1.18 %          1.26%         1.29%       1.24%
Net investment income available to common
 shareholders ................................      5.04%(2)          5.43%         5.23 %          5.13%         5.56%       5.69%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......  $241,840          $240,681      $236,465        $257,289      $249,126    $244,210
Asset coverage on preferred shares at end of
 period ......................................       371%              369%          363 %           395%          382%        375%
Portfolio turnover rate ......................         5%(1)            11%            5 %             5%            4%          1%

-------------
* The per share amounts were computed using an average number of shares outstanding during the period.
+ Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%.



                       SEE NOTES TO FINANCIAL STATEMENTS

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














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

TRUSTEES
-------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
-------------------------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
-------------------------------------------------
Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.



MORGAN STANLEY
DEAN WITTER
CALIFORNIA
INSURED
MUNICIPAL
INCOME TRUST




Semiannual Report
April 30, 2001